S-K 1602(a)(3) Forepart, Sponsor Compensation	Apr. 22, 2026 USD ($) $ / shares shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 2,083.33
Aperture Sponsor LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Aperture Sponsor LLC, and IB Capital, LLC [Member] | Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	267,500
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 2,675,000
Aperture Sponsor LLC, and IB Capital, LLC [Member] | Private Placement Units If Over-allotment Option Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	287,750
Aperture Sponsor LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	223,500
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 2,235,000
Aperture Sponsor LLC [Member] | Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	210,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 2,100,000
Aperture Sponsor LLC [Member] | Private Placement Units If Over-allotment Option Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 2,877,500
Aperture Sponsor LLC [Member] | Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	3,828,082
IB Capital, LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	267,500
IB Capital, LLC [Member] | Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	57,500
IB Capital, LLC [Member] | Private Placement Units If Over-allotment Option Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	287,750
IB Capital, LLC [Member] | Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	64,250
Sponsor [Member] | Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	210,000
Sponsor [Member] | Private Placement Units If Over-allotment Option Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	223,500